UNITED STATES
						SECURITIES AND EXCHANGE COMMISSION
						     Washington, D.C.  20549

							 Form 13F-HR

						      Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: 	March 31, 2001


Check here if Amendment [     ]; Amendment Number:
	This Amendment:				[	]	is a restatement.
						[	]	adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		033 Asset Management, LLC
Address:	125 High Street, Suite 1405
			Oliver Street Tower
			Boston, MA  02110

Form 13F File Number: 28-06047

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence C. Longo, Jr.
Title:	Chief Operating Officer
Phone:	(617) 371-2015

Signature, Place, and Date of Signing:
	/s/Lawrence C. Longo, Jr.    Boston, MA	      05/10/01
	[Signature]	           [City, State]        [Date]




Report Type (Check only one.):

[X	]	13F HOLDINGS REPORT

[	]	13F NOTICE

[	]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

							Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	18

Form 13F Information Table Value Total(thousands): $95,367

List of Other Included Managers: None

								Form 13F Information Table				VOTING
								VALUE 		SHRS OR  SHRS/	PUT/	INVEST 	OTHER 	AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN Amt  PRN	CALL	DISCR	MGR	SOLE

Agere Systems Inc-A		Common		00845V100	   150		250,000	   Sh		Sole		250000
Agile Software Corp		Common		00846X105	 4,006		275,000	   Sh		Sole		275000
Amex Energy Select Spdr		Common		81369Y506	 1,573		 50,000	   Sh		Sole		 50000
Amex Technology Select Spdr	Common		81369Y803	 7,130		240,000	   Sh		Sole		240000
Artisan Components Inc  	Common		042923102	   414		 65,000	   Sh		Sole		 65000
Calpine Corp            	Common		131347106	 3,017		 60,000	   Sh		Sole		 60000
Cendant Corporation		Common		151313103	 5,320		400,000	   Sh		Sole		400000
Corvis Corporation		Common		221009103	   383		 20,000	   Sh		Sole		 20000
Dynegy Inc Class A		Common		26816Q101	 2,545		 50,000	   Sh		Sole		 50000
Entergy Corporation     	Common		29364G103	 2,856		 75,000	   Sh		Sole		 75000
Fibernet Telecom Group		Common		315653105	 8,012		923,260	   Sh		Sole		923260
IShares Russell 2000 Growth	Common		464287648	31,336		563,000	   Sh		Sole		563000
Kinder Morgan Inc		Common		49455P101	 3,813		 75,000	   Sh		Sole		 75000
Manufacturers Services		Common		565005105	 5,963		653,000	   Sh		Sole		653000
MCK Communications		Common		581243102	12,229	      1,238,000	   Sh		Sole	       1238000
Netiq Corp			Common		64115P102	 1,455		 29,760	   Sh		Sole		 29760
Student Advantage Inc   	Common		86386Q105	 2,644		842,000	   Sh		Sole		842000
Virage Logic Corporation	Common		92763R104        2,521          180,000    Sh		Sole		180000


								95,367